Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022
Deferred tax assets
Tax losses	$ 79,813	$ 80,411
Other temporary differences	8,368	7,831
Total deferred tax assets	88,181	88,242
Deferred tax liabilities
Intangible assets	88,181	88,242
Total deferred tax liabilities	$ 88,181	$ 88,242